Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 101,071	$ 63,609
Total Assets	692,443	655,686
Current Liabilities	24,003	36,670
Total Liabilities	146,435	138,920
Equity
Issued Capital	889,481	830,425
Reserves
(Accumulated losses)/retained earnings	(380,192)	(344,902)
Total Equity	546,008	516,766	$ 528,161	$ 467,987
Loss for the period	(35,290)	(76,815)	(4,127)
Total comprehensive loss for the period	(35,869)	(76,468)	$ (5,166)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	19,499	7,276
Total Assets	676,385	666,357
Current Liabilities	6,086	6,400
Total Liabilities	6,186	6,815
Equity
Issued Capital	889,480	830,424
Reserves
Foreign Currency Translation Reserve	(174,948)	(146,840)
Share Options Reserve	61,320	55,265
(Accumulated losses)/retained earnings	(105,653)	(79,307)
Total Equity	670,199	659,542
Loss for the period	(26,346)	(24,216)
Total comprehensive loss for the period	$ (26,346)	$ (24,216)